LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) - JPY [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Interest rate	2.0
Repayment schedule (carrying amount):
2025	$ 6,386
2026	0
2027	13,226
2028	26,450
2029	26,450
2030	26,450
LONG-TERM DEBT	$ 98,962